STOCK-BASED COMPENSATION	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stardust Power Inc And Subsidiary [Member]
STOCK-BASED COMPENSATION

NOTE 3 – STOCK-BASED COMPENSATION

Shares Issued at Inception

At March 16, 2023 (inception), certain employees and service providers participated in the purchase of restricted common stock of the Company aggregating to 550,000 shares. Out of the total, certain restricted stocks vested immediately and remaining unvested restricted stock aggregating to 259,000 shares vests over 24 months subject to service conditions and accelerated vesting upon certain events. The agreements also contain a repurchase option noting that if the employee or service provider is terminated, for any reason, the Company has the right and option to repurchase the service provider’s unvested restricted common stock. Separate and apart from this repurchase option for unvested awards, if at any time holders of vested shares intend to sell or transfer their holdings to a third-party (other than permitted family transfers), the Company has an option to exercise a right of first refusal (“ROFR”) to purchase these subject shares at the intended negotiated price between the holder and the third-party. The ROFR would remain active until the earlier of an initial public offering of the Company’s common stock or the occurrence of the defined change in control event. The existence of the ROFR does not affect the equity classification for the Company’s share-based awards as the possibility of a triggering event for the ROFR within six months of vesting is remote. Since all shareholders purchased the shares at par value of $0.00001 and the shares had no incremental value beyond the par value as at that date, during the period from March 16, 2023 (inception) through June 30, 2023 and six months ended June 30, 2024, the stock-based compensation expense impact is insignificant. As at June 30, 2024, 40,875 outstanding shares had not vested and the weighted average remaining contractual period of the unvested restricted stock is 0.75 years. Any shares subject to repurchase by the Company are not deemed, for accounting purposes, to be outstanding until those shares vest. The amount to be recorded as liabilities associated with shares issued with repurchase rights were immaterial as at June 30, 2024 and December 31, 2023.

Stardust Power Inc. and Subsidiary

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

Restricted stock activity for the six months ended June 30, 2024 and balances as at the end of June 30, 2024 were as follows:

	Restricted Stock
	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as of December 31, 2023	68,125	0.00001
Granted	-	-
Vested	(27,250)	0.00001
Forfeited	-	-
Unvested as of June 30, 2024	40,875	$0.00001

Equity Incentive Plan

At March 16, 2023 (inception), the Company’s stockholders approved the 2023 Equity Incentive Plan and 500,000 shares of the Company’s common stock have been reserved for issuance under the plan. During the three months ended June 30, 2024, the Board adopted a resolution to increase the number of shares of Common Stock authorized for issuance under the 2023 Equity Plan by 250,000 shares of Common Stock. During the period ended June 30, 2023, there have been no grants under the 2023 Equity Incentive Plan.

During October and November 2023, the Company granted options for 495,000 shares of stock options under the 2023 Equity Incentive Plan: 475,000 options were granted to employees and 20,000 options were granted to a consultant. The employee grants vest over a period of 3 to 5 years, and the consultant grant vests over 18 months. The options granted to both employees and the consultant were exercisable at the exercise price of $0.03.

All the options under the 2023 Equity Incentive Plan were early-exercised by grantees. Accordingly, the Company received a total amount of $14,850 towards the early exercise of these options during the period from March 16, 2023 (inception) through December 31, 2023 and recorded a liability against the early exercise of these options.

On December 14, 2023, the Company repurchased 200,000 unvested shares that were granted to Abi Adeoti under the 2023 Equity Incentive Plan at the original exercise price of $0.03. The Company repaid a total amount of $6,000 for the repurchase of these early exercised shares from Abi Adeoti in January 2024. The amount is charged against the ‘Early exercised shares option liability’.

The early exercised shares liability amounting to $8,450 and $8,650 is outstanding as on June 30, 2024 and December 31, 2023, respectively, and is presented under ‘Early exercised shares option liability’ on the unaudited condensed consolidated balance sheet.

Stock option activity for the six months ended June 30, 2024, and balances as at the end of June 30, 2024 were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	288,333	2.62
Granted	-	-
Vested	(6,666)	3.50
Forfeited	-	-
Unvested as at June 30, 2024	281,667	2.62

Stardust Power Inc. and Subsidiary

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

The compensation expense for stock options was as follows:

	Three months ended
	June 30, 2024	June 30, 2023	Six months ended June 30, 2024	Period from March 16, 2023 (inception) through June 30, 2023
General and administrative expenses	58,125	-	117,724	-

As at June 30, 2024, total unvested compensation cost for stock options granted to employees not yet recognized was $581,155. The Company expects to recognize this compensation over a weighted average period of approximately 3.12 years.

As at June 30, 2024, total unvested compensation cost for stock options granted to the consultant not yet recognized was $19,820. We expect to recognize this compensation over a period of 0.5 year.

The weighted average fair value of option granted during period from March 16, 2023 (inception) through December 31, 2023 are provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the assumptions indicated below:

2023
Expected option life (years)	5.07 - 5.93 years
Expected volatility	60% - 70%
Risk-free interest rate at grant date	3.84 - 3.86%
Dividend yield	0%

Due to the absence of an active market for the Company’s common stock, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid (Valuation of Privately Held Company Equity Securities Issued as Compensation) to estimate the fair value of its common stock. In determining the exercise prices for options granted, the Company has considered the estimated fair value of the common stock as at the grant date. The estimated fair value of the common stock has been determined at each grant date based upon a variety of factors, including the business, financial condition and results of operations, economic and industry trends, the illiquid nature of the common stock, the market performance of peer group of similar publicly traded companies, and future business plans of the Company. Significant changes to the key assumptions underlying the factors used could result in different fair values of common stock at each valuation date.

The Company based the risk-free interest rate on a U.S. Treasury Bond Yield with a term substantially equal to the option’s expected term.

The Company based the expected volatility on a blend of historical volatility and implied volatility derived from price of publicly traded shares of peer group of similar companies.

The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method which represents the average of the contractual term of the option and the weighted average vesting period of the option. The Company considers this appropriate as there is not sufficient historical information available to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.

During the three months ended June 30, 2024, the Company granted 440,000 restricted stock units (RSU”) to employees under the 2023 Equity Incentive Plan. These RSU’s are subject to a service-based vesting requirement, and a liquidity plus service-based vesting requirement, which is defined as completion of a go public transaction or change in control. In order for any shares to vest, both the service-based vesting requirement and the liquidity plus service-based vesting requirement must be satisfied with respect to such shares. As at June 30, 2024, the liquidity plus service-based vesting requirement has not been met and hence no compensation expense has been recognized for these RSU’s. As such these RSUs are not issued as at the date the condensed consolidated financial statements were available to be issued.

Stardust Power Inc. and Subsidiary

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 3 — STOCK-BASED COMPENSATION

Shares Issued at Inception

At March 16, 2023 (inception), certain employees and service providers participated in the purchase of restricted common stock of the Company aggregating to 550,000 shares. Out of the total, certain restricted stocks vested immediately and remaining unvested restricted stock aggregating to 259,000 shares vests over 24 months subject to service conditions and accelerated vesting upon certain events. The agreements also contain a repurchase option noting that if the employee or service provider is terminated, for any reason, the Company has the right and option to repurchase the service provider’s unvested restricted common stock. Separate and apart from this repurchase option for unvested awards, if at any time holders of vested shares intend to sell or transfer, their holdings to a third-party (other than permitted family transfers), the Company has a option to exercise a right of first refusal (‘ROFR’) to purchase these subject shares at the intended negotiated price between the holder and the third-party. The ROFR would remain active until the earlier of an initial public offering of the Company’s common stock or the occurrence of the defined change in control event. The ROFR is also present in shares issued pursuant to early exercise of options under the 2023 Equity incentive plan. The existence of the ROFR does not affect the equity classification for the Company’s share based awards as the possibility of triggering event for ROFR within 6 months of vesting is remote. Since all shareholders purchased the shares at par value of $0.00001 and the shares had no incremental value beyond the par value as at that date, during the period from March 16, 2023 (inception) through December 31, 2023, the stock-based compensation expense impact is insignificant. As at December 31, 2023, 68,125 outstanding shares have not vested and the weighted average remaining contractual period of the unvested restricted stock is 1.25 years. Any shares subject to repurchase by the Company are not deemed, for accounting purposes, to be outstanding until those shares vest. The amount to be recorded as liabilities associated with these shares issued with repurchase rights were immaterial as at December 31, 2023.

During the period from March 16, 2023 (inception) through December 31, 2023, the Company received the amount totaling $6 relating to these restricted shares purchased by grantees.

Abi Adeoti, former Chief Financial Officer, resigned with his contract terminating as at December 14, 2023. As on the termination date, the Company repurchased and retired unvested restricted stock of 100,000 shares and vested restricted stock of 177,700 shares at the original exercise price of $0.00001 out of the total restricted stock of 300,000 shares granted to him on March 16, 2023. The Company paid a total amount of $3 for the repurchase of these shares from Abi Adeoti in January, 2024. The repurchase of vested shares is considered as the settlement of the awards as the repurchase amount is determinable and there is no future service period requirement. The repurchase price was less than the fair value of the shares on the repurchase date and, therefore, there was no stock-based compensation expense impact for this repurchase.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 3 — STOCK-BASED COMPENSATION (cont.)

Restricted stock activity for the period between March 16, 2023 (inception) and December 31, 2023 and balances as at the end of December 31, 2023 were as follows:

	Restricted Stock
	Number of shares	Weighted-Average Grant-Date Fair Value
Granted	550,000	0.00001
Vested	(381,875)	0.00001
Forfeited	(100,000)	0.00001
Unvested as at December 31, 2023	68,125	$0.00001

Equity Incentive Plan

At March 16, 2023 (inception), the Company’s stockholders approved the 2023 Equity Incentive Plan and 500,000 shares of the Company’s common stock have been reserved for issuance under the plan.

During October and November, 2023, the Company granted options for 495,000 shares of stock options under the 2023 Equity Incentive Plan: 475,000 options were granted to employees and 20,000 options were granted to a consultant. The employee grants vest over a period of 3 to 5 years, and the consultant grant vests over 18 months. The options granted to both employee and consultant are exercisable at the exercise price of $0.03.

All the options under the ‘2023 Equity Incentive Plan’ were early-exercised by grantees. Accordingly, the company received a total amount of $14,850 towards the early exercise of these options during the period from March 16, 2023 (inception) through December 31, 2023 and recorded a liability against the early exercise of these options.

On December 14, 2023, the Company repurchased 200,000 unvested shares that were granted to Abi Adeoti under ‘2023 Equity Incentive Plan’ at the original exercise price of $0.03. The Company repaid a total amount of $6,000 for the repurchase of these early exercised shares from Abi Adeoti in January 2024. The amount is charged against the ‘Early exercised shares option liability’.

The early exercised shares liability amounting to $8,650 is outstanding as on December 31, 2023 and presented under ‘Early exercised shared liability’ on the consolidated balance sheet.

Stock awards pending issuance

On December 26, 2023, the Company hired and appointed Uday Devasper as the Chief Financial Officer. As part of the Equity Incentive Plan, he is entitled to receive 215,000 shares of the Company’s common stock. As these shares have not been granted upon the issuance of these consolidated financial statements, they are not currently included in the total grant of restricted stock mentioned in the table below. The Company will authorize necessary additional shares for issuance to permit the grant of these shares, as necessary.

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 3 — STOCK-BASED COMPENSATION (cont.)

Stock option activity for the period between March 16, 2023 (inception) and December 31, 2023 and balances as at the end of December 31, 2023 were as follows:

	Stock Options
	Number of shares	Weighted- Average Grant-Date Fair Value	Aggregate intrinsic value
Granted	495,000	2.99
Vested	(6,667)	3.50
Forfeited	(200,000)	3.50
Unvested as at December 31, 2023	288,333	2.62	7,998,367

The compensation expense for stock option was as follows for the period between March 16, 2023 (inception) and December 31, 2023:

Period from March 16, 2023 (inception) through December 31, 2023
General and administrative expenses	58,536

As at December 31, 2023, total unvested compensation cost for stock options granted to employees not yet recognized was $675,488. The Company expects to recognize this compensation over a weighted-average period of approximately 3.61 years.

As at December 31, 2023, total unvested compensation cost for stock options granted to the consultant not yet recognized was $45,061. We expect to recognize this compensation over a period of 1 year.

The weighted-average fair value of option granted during period from March 16, 2023 (inception) through December 31, 2023 is provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the assumptions indicated below:

2023
Expected option life (years)	5.07 - 5.93 years
Expected volatility	60% - 70%
Risk-free interest rate at grant date	3.84 - 3.86%
Dividend yield	0%

Due to the absence of an active market for the Company’s common stock, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid (Valuation of Privately Held Company Equity Securities Issued as Compensation) to estimate the fair value of its common stock. In determining the exercise prices for options granted, the Company has considered the estimated fair value of the common stock as at the grant date. The estimated fair value of the common stock has been determined at each grant date based upon a variety of factors, including the business, financial condition and results of operations, economic and industry trends, the illiquid nature of the common stock, the market

Stardust Power Inc. and Subsidiary

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the period from March 16, 2023 (inception) through December 31, 2023

NOTE 3 — STOCK-BASED COMPENSATION (cont.)

performance of peer group of similar publicly traded companies, and future business plans of the Company. Significant changes to the key assumptions underlying the factors used could result in different fair values of common stock at each valuation date.

The Company based the risk-free interest rate on a U.S. Treasury Bond Yield with a term substantially equal to the option’s expected term.

The Company based the expected volatility on a blend of historical volatility and implied volatility derived from price of publicly traded shares of peer group of similar companies.

The expected term represents the period that stock-based awards are expected to be outstanding. The expected term for option grants is determined using the simplified method which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company considers this appropriate as there is not sufficient historical information available to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior.